Common Stock and Warrants	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Common Stock and Warrants

Note 4 – Common Stock and Warrants

During August and September 2022, the Company completed the private placement of three tranches (August 12, 2022; August 31, 2022; September 14, 2022) in which we sold 8,307,700 units. Each unit was priced at CAD$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of CAD$0.12. The warrants expire 24 months from issue date. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 184,350 broker warrants were granted along with CAD$14,748 to brokers as a placement fee. We realized total proceeds of CAD$649,868 net of offering costs. In June 2022, the Company executed a promissory note with John Gibbs for $26,100 at 6% that is payable on demand as part payment for mineral property in escrow. In September 2022, the Company issued 443,110 shares of common stock as a part of the private placement offering to settle $26,100 of notes payable and $463 of accrued interest to Mr. Gibbs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

Tranche 1 – August 12, 2022:

The warrant liability had an initial value of $129,812 based on 3,247,500 warrants issued. As of September 30, 2022, the warrant liability was valued at $106,093, resulting in a gain on revaluation of warrant liability of $23,719 based on the following assumptions:

Fair value assumptions – warrant liability:	8/12/22	9/30/22
Risk free interest rate	3.25%	4.22%
Expected term (years)	2.0	1.9
Expected volatility	132%	129%

Tranche 2 – August 31, 2022:

The warrant liability had an initial value of $139,255 based on 2,300,000 warrants issued. As of September 30, 2022, the warrant liability was valued at $79,609, resulting in a gain on revaluation of warrant liability of $59,646 based on the following assumptions:

Fair value assumptions – warrant liability:	8/31/22	9/30/22
Risk free interest rate	3.45%	4.22%
Expected term (years)	2.0	1.9
Expected volatility	132%	135%

The broker warrants were evaluated for purposes of classification between liability and equity. The broker warrants do not contain features that would require a liability classification and are therefore considered equity. The Black Scholes pricing model was calculated in US dollars to estimate the fair value of $6,312 for the 104,250 warrants issued with the following inputs:

Fair value assumptions – broker warrants:	8/31/22
Risk free interest rate	3.45%
Expected term (years)	2.0
Expected volatility	132%

Tranche 3 – September 14, 2022:

The warrant liability had an initial value of $100,656 based on 2,760,200 warrants issued. As of September 30, 2022, the warrant liability was valued at $97,080, resulting in a gain on revaluation of warrant liability of $3,576 based on the following assumptions:

Fair value assumptions – warrant liability:	9/14/22	9/30/22
Risk free interest rate	3.78%	4.22%
Expected term (years)	2.0	1.9
Expected volatility	134%	136%

The broker warrants were evaluated for purposes of classification between liability and equity. The broker warrants do not contain features that would require a liability classification and are therefore considered equity. The Black Scholes pricing model was calculated in US dollars to estimate the fair value of $2,921 for the 80,100 warrants issued with the following inputs:

Fair value assumptions – broker warrants:	9/14/22
Risk free interest rate	3.78%
Expected term (years)	2.0
Expected volatility	134%

On June 9, 2022, the Company entered into an Acquisition Agreement (the “Agreement”) to purchase an undivided 100% interest in the Fortunatus and Prout patented lode mining claims in Esmeralda County, Nevada $185,000. The Agreement was completed in July 2022 with the following terms:

•	$25,000 will be settled in cash (Paid July 2022)

•	$35,000 of the purchase price settled by the issuance of 500,000 shares of the Company’s common stock (Issued); and

•	$125,000 will be settled by a loan, repayable by the Company in quarterly installments of $25,000, beginning November 13, 2022 (paid), and continuing until October 13, 2023, at which time the entire remaining unpaid principal balance will be payable.

In April 2022 the Company completed a private placement in which we sold 6,250,000 units. Each unit was priced at CAD$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of CAD$0.15. The warrants expire April 13, 2025. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 70,000 broker warrants were granted to a Canadian broker as a placement fee. We realized total proceeds of $394,082 net of offering costs. During March 2022, the Company executed two promissory notes with John Gibbs for $50,000 and $25,000 at 6% that is payable on demand. In April 2022, the Company issued 1,181,250 shares out of 3,375,000 shares of common stock in April 2022 at C$.08 per share as a part of the private placement offering to settle $75,000 of notes payable to Mr. Gibbs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

In April 2022, the warrant liability had an initial value of $203,838. As of September 30, 2022, the warrant liability was valued at $248,760, resulting in a loss on revaluation of warrant liability of $44,922 based on the following assumptions:

Fair value assumptions – warrant liability:	4/13/22	9/30/22
Risk free interest rate	2.57%	4.25%
Expected term (years)	3.0	2.5
Expected volatility	184%	145%

The broker warrants were evaluated for purposes of classification between liability and equity. The broker warrants do not contain features that would require a liability classification and are therefore considered equity. The Black Scholes pricing model was calculated in US dollars to estimate the fair value of $1,344 with the following inputs:

Fair value assumptions – broker warrants:	4/13/22
Risk free interest rate	2.37%
Expected term (years)	2.0
Expected volatility	138%

During the twelve months ended December 31, 2021 we sold 14,358,700 shares of common stock in private placements realizing proceeds of $742,375.

On September 30, 2021 the Company completed a private placement in which we sold 3,108,700 units. Each unit was priced at CAD$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of CAD$0.15. The warrants expire May 31, 2024. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 91,000 broker warrants were granted to a Canadian broker as a placement fee. We realized total proceeds of $190,552 net of offering costs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

At December 31, 2021, the warrant liability was valued at $341,145. As of September 30, 2022, the warrant liability was valued at $80,463, resulting in a gain on revaluation of warrant liability of $260,682 based on the following assumptions:

Fair value assumptions – warrant liability:	9/30/21	12/31/21	9/30/22
Risk free interest rate	0.53%	0.97%	4.22%
Expected term (years)	2.7	2.4	1.7
Expected volatility	189%	191%	121%

The Broker Warrants were evaluated for purposes of classification between liability and equity. The Broker Warrants do not contain features that would require a liability classification and are therefore considered equity. The Black Scholes pricing model was calculated in US dollars to estimate the fair value of $7,472 with the following inputs:

Fair value assumptions – broker warrants:	9/30/21
Risk free interest rate	0.28%
Expected term (years)	2.0
Expected volatility	196%

On May 25, 2021 the Company completed a private placement in which we sold 6,250,000 units. Each unit was priced at CAD$0.08 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of CAD$0.15. The warrants expire May 31, 2024. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 173,810 broker warrants were granted to a Canadian broker as a placement fee. We realized total proceeds of $401,823 net of offering costs.

The warrants have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value.

At December 31, 2021, the warrant liability was valued at $683,063. As of September 30, 2022, the warrant liability was valued at $163,161, resulting in a gain on revaluation of warrant liability of $519,902 based on the following assumptions:

Fair value assumptions – warrant liability:	5/25/21	12/31/21	9/30/22
Risk free interest rate	0.30%	0.97%	4.22%
Expected term (years)	3.0	2.4	1.7
Expected volatility	180%	189%	123%

The Broker Warrants were evaluated for purposes of classification between liability and equity. The Broker Warrants do not contain features that would require a liability classification and are therefore considered equity. The Black Scholes pricing model was calculated in US dollars to estimate the fair value of $12,943 with the following inputs:

Fair value assumptions – broker warrants:	5/25/21
Risk free interest rate	0.14%
Expected term (years)	2.0
Expected volatility	205%

Total outstanding warrants of 24,435,560 as of September 30, 2022 were as follows:

	Warrants Issued					Total
Warrants issued	6,250,000	3,108,700	6,250,000	5,547,500	2,760,200	23,916,400
Broker warrants issued (1)	173,810	91,000	70,000	104,250	80,100	519,160
Issued date	May 21	Sep 21	Apr 22	Aug 22	Sep 22
Expiration date	May 24	May 24	Apr 25	Aug 24	Sep 24
Exercise price (Canadian $)	$0.15	$0.15	$0.15	$0.12	$0.12

Balance at December 31, 2020	0	0	0	0	0	0
Exercised	0	0	0	0	0	0
Issued	6,423,810	3,199,700	0	0	0	9,623,510
Expired	0	0	0	0	0	0
Balance at December 31, 2021	6,423,810	3,199,700	0	0	0	9,623,510
Exercised	0	0	0	0	0	0
Issued	0	0	6,320,000	5,651,750	2,840,300	14,812,050
Expired	0	0	0	0	0	0
Balance at September 30, 2022	6,423,810	3,199,700	6,320,000	5,651,750	2,840,300	24,435,560

(1)	Broker warrants expire 24 months from issue date

During the quarter ended March 31, 2021, we sold 5,000,000 shares of common stock in private placements to six individuals at a price of $0.03 per share, realizing total proceeds of $150,000. Of the 5,000,000 shares sold, 1,750,000 shares were issued on May 28, 2021.

On January 1, 2021 Mr. John Power, the Company’s CEO/CFO agreed to convert accrued management fees totaling $96,500. As a result, we issued 2,144,444 shares common stock at a price of $0.045 per share.